Annual Fund Operating Expenses - Premier Shares - JPMorgan Federal Money Market Fund - Premier	Jul. 01, 2021
Operating Expenses:
Management Fees	0.08%
Other Expenses	0.37%
Service Fees	0.30%
Remainder of Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.45%